Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of Earnings / (loss) per share

	2022	2021
Basic (loss)/ earnings per ordinary share	(2.05)	1.80
Diluted (loss)/ earnings per ordinary share	(2.05)	1.79
Number of ordinary shares used for loss per share (weighted average)
Basic	13,330,947	13,110,158
Diluted	13,330,947	13,198,054

Schedule of weighted average number of ordinary shares

2022
Warrants	8,869,633
RSUs - outstanding	88,084
RSUs - vested but no ordinary shares issued	29,253
Incentive shares	5,000
Share options	2,128,554